Preferred Stock (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 02, 2013	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005	Dec. 31, 2000
Preferred Units [Line Items]
Preferred shares issued			1,000	1,000
Liquidation preference per share			$ 100,000	$ 100,000
Noncontrolling interest, subsidiary preferred stock			$ 300,000	$ 300,000
Stock Issued During Period Value New Issues				95,624,000
Proceeds from issuance of preferred stock			0	95,624,000	$ 0
Acquired noncontrolling interest				174,000
Class A Preferred Stock [Member] | First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Noncontrolling interest, subsidiary preferred stock			$ 294,800,000	294,800,000
Class A Preferred Stock [Member] | First Horizon Preferred Funding III Inc [Member]
Preferred Units [Line Items]
Stock Issued During Period Value New Issues	$ 100,000
Class A Preferred Stock [Member] | First Horizon Preferred Lending IV [Member]
Preferred Units [Line Items]
Acquired noncontrolling interest				$ 200,000
Preferred Class B [Member] | FT Real Estate Securities Company, Inc. [Member]
Preferred Units [Line Items]
Percentage of cumulative preferred stock							9.50%
Liquidation preference per share							$ 1,000,000
Stock Issued During Period Shares New Issues							50
Debt instrument maturity date							Mar. 31, 2031
Preferred Class B [Member] | Noncontrolling Interest [Member]
Preferred Units [Line Items]
Stock Issued During Period Shares New Issues							47
Series A Preferred Stock [Member] | Fhn [Member]
Preferred Units [Line Items]
Preferred shares issued		1,000
Percentage of cumulative preferred stock		6.20%
Proceeds from issuance of preferred stock		$ 96,000,000
Value of depositary share		0.025%
Aggregate liquidation preference		$ 100,000,000
Noncumulative Preferred Stock [Member] | First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Liquidation preference per share						$ 1,000
Stock Issued During Period Shares New Issues						300,000
Preferred stock dividends, variable rate basis, three month LIBOR						three month LIBOR
Declared And Accrued Preferred Stock Basis Spread on Variable Rate						0.85%
Declared And Accrued Preferred Stock Dividend Fixed Rate						3.75%